Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 61,674	$ 45,963	$ 70,794
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,603	5,269	7,732	$ 2,322	$ 48,247
Amortization of deferred financing costs and interest rate cap	688	819	1,052	4,472	3,863
Equity-based compensation expense	20,488	13,982	19,053	6,047	4,287
Loss on extinguishment of debt	0	4,285	4,285	35,828	685
Change in fair value of warrants	(991)	(6,618)	(8,227)	1,389	0
Amortization of leases	467	1,591	2,170	0	0
Loss on asset disposals	51	63	369	0	169
Change in fair value of contingent consideration	(998)	(1,220)	(2,065)	0	0
Interest expense paid-in-kind			0	25,214	15,678
Impairment charges			0	0	573,838
Change in fair value of derivative asset	83	0
Deferred taxes	(22,678)	0
Non-cash interest income	(125)	0
Foreign currency revaluation losses	542	0
Change in assets and liabilities:
Accounts receivable	(26,147)	(4,292)	(329)	(874)	(10,250)
Inventory	(8,702)	(2,350)	(1,010)	(4,311)	4,094
Prepaid expenses and other current assets	(19,239)	37,778	42,894	7,623	(67,584)
Accounts payable	50,484	(26,737)	(30,779)	128,160	(28,674)
Accrued expenses and other current liabilities	18,415	(73,938)	(94,415)	14,196	195,404
Deferred revenue	2,464	8,492	6,844	19,183	24
Other non-current assets and liabilities	6,365	(1,680)	(3,978)	(189)	512
Deferred paid-in-kind interest paid on May 2020 First Lien Loan			0	(44,141)	0
Net cash provided by operating activities	114,386	1,389	14,375	175,790	(33,892)
Cash flows from investing activities
Purchases of property and equipment	(785)	(2,727)	(3,558)	(1,132)	(341)
Investments in developed technology	(7,770)	(8,988)	(11,684)	(8,438)	(7,264)
Purchases of personal seat licenses	(542)	(165)	(165)	(76)	0
Cash adjustment in acquisition	0	(8)	(8)	301	0
Acquisition of business, net of cash acquired	(55,935)	0
Investments in convertible promissory note and warrant	(6,000)	0
Net cash used in investing activities	(71,032)	(11,888)	(15,415)	(9,345)	(7,605)
Cash flows from financing activities
Repurchase of common stock as treasury stock	(7,612)	(3,050)	(32,494)	0	0
Cash paid for milestone payments	(6,005)	0	(1,111)	0	0
Payments of deferred financing costs and other debt-related costs	0	(4,856)	(4,856)	0	(8,479)
Distributions to non-controlling interest	(11,016)	(4,918)	(5,245)	0	0
Proceeds from PIPE Financing			0	475,172	0
Proceeds from the Merger Transaction			0	277,738	0
Redemption of Redeemable Senior Preferred Units			0	(236,026)	0
Payments of February 2022 First Lien Loan	(2,063)	(1,375)
Prepayment penalty on extinguishment of debt			0	(27,974)	0
Payment of reverse recapitalization costs			0	(20,175)	0
Dividends paid to Class A Common Stock Shareholders			0	(17,698)	0
Proceeds from Revolving Facility			0	0	50,000
Payments of Revolving Facility			0	0	(50,000)
Distributions			0	0	(120)
Net cash used in financing activities	(26,696)	(204,911)	(236,480)	38,028	245,545
Impact of foreign exchange on cash and cash equivalents, and restricted cash	786	0
Net increase (decrease) in cash, cash equivalents, and restricted cash	17,444	(215,410)	(237,520)	204,473	204,048
Cash, cash equivalents, and restricted cash - beginning of period	252,290	489,810	489,810	285,337	81,289
Cash, cash equivalents, and restricted cash - end of period	269,734	274,400	252,290	489,810	285,337
Supplemental disclosure of cash flow information:
Cash paid for interest	13,250	9,886	14,794	72,736	34,592
Cash paid for operating lease liabilities	686	2,587
Right-of-use assets obtained in exchange for lease obligations	0	3,406	3,406	0	0
Paid-in-kind interest added to May 2020 First Lien Loan principal			0	28,463	15,678
Acquisition non-cash consideration			0	21,306	0
Property and equipment acquired through tenant improvement allowance	0	5,346	6,472	0	0
Equity-based compensation expense related to capitalized development costs			79	0	0
Cash paid for income tax	401	0
Establishment of liabilities under Tax Receivable Agreement	98,977	0
Establishment of deferred tax asset under Tax Receivable Agreement and Secondary Offering	52,845	0
Subsidiaries [Member]
Cash flows from operating activities
Net income (loss)	84,616	45,945	70,779	(19,129)	(774,185)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,603	5,269	7,732	2,322	48,247
Loss on extinguishment of debt	0	4,285	4,285	35,828	685
Change in fair value of contingent consideration	(998)	(1,220)	(2,065)	0	0
Impairment charges			0	0	573,838
June 2017 First Lien Loan
Cash flows from financing activities
Payments of June 2017 First Lien Loan	0	(465,712)
Payments of June 2017 First Lien Loan			(465,712)	(153,009)	(5,856)
February 2022 First Lien Loan
Cash flows from financing activities
Payments of June 2017 First Lien Loan			(2,062)	0	0
Proceeds from First Lien Loan			275,000	0	0
Proceeds from February 2022 First Lien Loan	$ 0	$ 275,000
May 2020 First Lien Loan
Cash flows from financing activities
Payments of February 2022 First Lien Loan			0	(260,000)	0
Proceeds from First Lien Loan			$ 0	$ 0	$ 260,000